Noncontrolling Interest Of Common Units In CHLP	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest Of Common Units CHLP [Abstract]
Noncontrolling Interest Of Common Units In CHLP

NOTE 11.  NONCONTROLLING INTEREST OF COMMON UNITS IN CHLP

At December 31, 2016 and 2015,  7,872,943 and 7,659,039 of CHLP’s common units were outstanding, respectively. These amounts include 2,609,791 and 2,395,887 common units held by limited partners at December 31, 2016 and 2015, respectively, and 5,263,152 LTIP units outstanding at December 31, 2016 and 2015 which were not yet earned at those dates (see Note 12). The combined redemption value for the common units and LTIP units was $2,008 and $1,197 at December 31, 2016 and 2015, respectively.

Our ownership interest in CHLP as of December 31, 2016, 2015, and 2014 was 97.8%,  90.1%, and 99.9%, respectively, which includes consideration of the common units of the limited partners as well as the LTIP units.    The Company’s increased ownership interest in CHLP during 2016 was primarily the result of the contribution to CHLP of the proceeds from the Series D Preferred Stock issuance during the first quarter of 2016 which was partially offset by the proceeds used to redeem the Series A and B Preferred Stock, which were withdrawn from CHLP, in the second quarter of 2016 (see Note 10).  The Company’s decreased ownership in CHLP during 2015 was a result of two events.  On March 2, 2015, the Company granted an equity award of 5,263,152 LTIP units to an executive officer representing profit interests in the Company’s operating partnership (see Note 12).  On October 1 and 2, 2015, as partial consideration for the purchase of hotels (see Note 3), 2,298,879 common units in CHLP were issued.

Each limited partner of CHLP may, subject to certain limitations, require that CHLP redeem all or a portion of his or her common units at any time after a specified period following the date the units were acquired, by delivering a redemption notice to CHLP. When a limited partner tenders common units for redemption, the Company can, at its sole discretion, choose to purchase the units for either (1) a number of shares of Company common stock at a rate of one share of common stock for each eight common units redeemed or (2) cash in an amount equal to the market value of the number of shares of Company common stock the limited partner would have received if the Company chose to purchase the units for common stock. No common units were redeemed in 2016, 2015, or 2014.